VESSELS, RIGS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Movements in the year ended December 31, 2022 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2021	2,782,909	(552,326)	2,230,583
Depreciation	—	(146,518)	(146,518)
Vessel additions	560,750	—	560,750
Capital improvements	1,574	—	1,574
Balance as of December 31, 2022	3,345,233	(698,844)	2,646,389